CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,576	$ 3,587	$ 2,345
Prepaid expenses	147	163	77
Total current assets	2,723	3,750	2,422
Office equipment, net of accumulated depreciation of $18 and $16	15	14	12
Intangible assets, net of accumulated amortization of $98 and $94	114	118	136
Other assets	3	3	3
Total assets	2,855	3,885	2,573
Current liabilities:
Accounts payable	1,366	1,270	728
Accrued expenses	762	1,250	1,292
Warrant derivative - short-term		0	1,176
Convertible notes - stockholder	105	105	105
Total current liabilities	2,233	2,625	3,301
Total liabilities	2,233	2,625	3,301
Commitments and contingencies
Stockholders’ equity:
Preferred stock, par value $0.0001 per share; 30,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, par value $0.0001 per share; 150,000,000 shares authorized, 27,392,100 and 27,252,966 shares issued and outstanding, respectively	3	3	2
Additional paid-in capital	34,944	33,642	26,353
Deficit accumulated during the development-stage	(34,325)	(32,385)	(27,083)
Total stockholders’ equity	622	1,260	(728)
Total liabilities and stockholders’ equity	$ 2,855	$ 3,885	$ 2,573